UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23319

OFI Carlyle Private Credit Fund

(Exact name of registrant as specified in charter)

6803 S. Tucson Way

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip Code)

Joseph Benedetti, Esq.

OC Private Capital, LLC

225 Liberty Street

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report	6/30/2019

OFI Carlyle Private Credit Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 833 677 3646 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

2        OFI CARLYLE PRIVATE CREDIT FUND

Top Holdings and Industries
Top Ten Industries
Software	15.8%
Media	15.6
Professional Services	15.0
Containers & Packaging	8.8
Hotels, Restaurants & Leisure	7.8
Aerospace & Defense	7.5
IT Services	7.2
Health Care Equipment & Supplies	5.8
Air Freight & Logistics	5.3
Real Estate Management & Development	4.3
Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2019, and are based on net assets. Although not an industry, Collateralized Loan Obligations are 15.2% of net assets.
Top Ten Holdings
Urban One, Inc., Term Loan	9.1%
Tank Holding Corporation, Term Loan	7.1
Analogic Corporation, Term Loan, Unitranche	5.2
Queensgate Gem UK Midco Limited, Term Loan, Mezzanine	4.7
ARCO BPS Holdings, Ltd., Term Loan, Mezzanine	4.3
Gruden Acquisition, Inc., Term Loan	4.1
Moneygram International, Inc., Term Loan	4.1
Moxie Patriot LLC, Term Loan, Tranche B1	3.9
DTI Holdco, Inc., Term Loan, Tranche B	3.8
Sapphire Telecom, Inc., Term Loan	3.5
Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2019, and are based on net assets.

3        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF INVESTMENTS  June 30, 2019 Unaudited

Investments	Interest Rate	Maturity Date	Par/ Principal Amount	Fair Value

Corporate Loans (125.8%)[1]
First Lien Debt (66.0%)
Aerospace & Defense (1.2%)
Constellis Holdings LLC, Term Loan, Tranche B2,3,4	LIBOR4 + 500, 7.583%	4/21/2024	$ 1,974,811	$1,515,668

Air Freight & Logistics (1.2%)
Trump Card LLC
Term Loan, Tranche A2,3,4,5	LIBOR4 + 500, 7.330%	4/21/2022	1,434,557	1,412,629
Revolver [4,5]	PRIME4 + 400, 9.500%	4/21/2022	2,366	2,329
Revolver [5,6]	0.500%	4/21/2022	92,941	91,521
				1,506,479

Auto Components (1.7%)
Dealer Tire LLC
Term Loan, Tranche B2,3,4	LIBOR12 + 550, 7.902%	12/12/2025	1,025,641	1,028,205
Term Loan, Tranche B2,3,4	LIBOR4 + 550, 7.830%	12/12/2025	969,359	971,782
				1,999,987

Containers & Packaging (1.5%)
Anchor Hocking LLC, Term Loan[4,5]	LIBOR4 + 825, 10.829%	1/25/2024	1,850,000	1,751,717
Tank Holding Corporation, Revolver[5,6]	0.500%	3/26/2024	11,111	11,037
				1,762,754

Electric Utilities (3.9%)
Moxie Patriot LLC, Term Loan, Tranche B1[2,3,4]	LIBOR4 + 575, 8.080%	12/19/2020	4,912,498	4,722,139

Energy Equipment & Services (3.4%)
McDermott Technology Americas, Inc., Term Loan, Tranche B2,3,4	LIBOR12 + 500, 7.402%	5/9/2025	1,984,925	1,955,310
NES Global Talent Finance US LLC, Term Loan, Tranche B2,3,4	LIBOR4 + 550, 8.083%	5/11/2023	2,217,147	2,217,147
				4,172,457

Health Care Equipment & Supplies (5.7%)
Analogic Corporation
Term Loan, Unitranche[2,3,4,5]	LIBOR12 + 600, 8.402%	6/22/2024	6,447,038	6,309,871
Revolver [5,6]	0.500%	6/22/2023	618,643	605,481
				6,915,352
4        OFI CARLYLE PRIVATE CREDIT FUND

Investments	Interest Rate	Maturity Date	Par/ Principal Amount	Fair Value

Health Care Providers & Services (3.3%)
American Physician Partners LLC
Term Loan, Tranche A2,3,4,5	LIBOR4 + 650, 8.830%	12/21/2021	$ 2,419,991	$ 2,400,352
Revolver [4,5]	LIBOR4 + 650, 8.830%	12/21/2021	91,876	91,130
Revolver [5,6]	0.500%	12/21/2021	95,627	94,852
Delayed Draw Term Loan[4,5]	LIBOR4 + 650, 8.830%	12/21/2021	303,756	301,290
Delayed Draw Term Loan[5,6]	0.500%	12/21/2021	157,503	156,225
Global Medical Response, Inc., Term Loan, Tranche B2[2,3,4]	LIBOR12 + 425, 6.652%	3/14/2025	987,418	930,888
				3,974,737

Internet Software & Services (0.9%)
Internap Corporation, Term Loan[2,3,4,7]	LIBOR12 + 625, 9.400%	4/6/2022	1,177,835	1,033,550

IT Services (3.1%)
GI Revelation Acquisition LLC, Term Loan, Tranche B2,3,4	LIBOR12 + 500, 7.402%	4/16/2025	1,984,962	1,970,075
Moneygram International, Inc., Term Loan, Tranche B2,3,4,8	LIBOR4 + 600, 8.330%	5/22/2023	250,000	244,063
Redwood Services Group LLC
Term Loan[2,3,4,5]	LIBOR4 + 600, 8.522%	6/6/2023	1,404,907	1,391,775
Delayed Draw Term Loan[2,3,4,5]	LIBOR4 + 600, 8.522%	6/6/2023	163,514	161,985
				3,767,898

Media (6.5%)
Altice France S.A., Term Loan, Tranche B13[2,3,4]	LIBOR12 + 400, 6.394%	8/14/2026	990,000	971,230
Northland Cable Television, Inc.
Term Loan[2,3,4,5]	LIBOR12 + 575, 8.169%	10/1/2025	3,237,621	3,166,261
Revolver [5,6]	0.500%	10/1/2024	255,350	249,722
Radio One, Inc., Term Loan, Tranche B2,3,4	LIBOR12 + 400, 6.410%	4/18/2023	233,704	225,744
Urban One Entertainment SPV LLC, Term Loan[5,7]	11.000%	12/31/2022	3,164,422	3,196,066
				7,809,023

Professional Services (15.0%)
Alorica, Inc., Term Loan, Tranche A1[2,3,4]	LIBOR12 + 375, 6.152%	6/30/2021	3,027,732	2,997,455
Avenu Holdings LLC, Term Loan[2,3,4,5]	LIBOR4 + 525, 6.250%	9/28/2023	3,895,864	3,792,425
DTI Holdco, Inc., Term Loan, Tranche B2,3,4	LIBOR4 + 475, 7.333%	9/30/2023	4,936,482	4,573,428
IQOR US, Inc.
Term Loan, Tranche B2,3,4	LIBOR4 + 500, 7.592%	4/1/2021	1,937,851	1,893,435
Term Loan, Tranche A1[2,3,4,5]	LIBOR4 + 550, 8.092%	4/1/2021	3,500,000	3,283,819
Riveron Acquisition Holdings, Inc., Term Loan[2,3,4,5]	LIBOR12 + 625, 8.593%	5/22/2025	1,570,000	1,531,349
				18,071,911

Retail (1.6%)
Transform SR Holdings LLC, Term Loan, Tranche B4,5	LIBOR12 + 725, 9.654%	2/12/2024	1,900,000	1,881,000
5        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF INVESTMENTS  June 30, 2019 Unaudited  Continued
Investments	Interest Rate	Maturity Date	Par/ Principal Amount	Fair Value

Semiconductors & Semiconductor Equipment (2.8%)
Bright Bidco B.V.
Term Loan, Tranche B4	LIBOR12 + 350, 5.902%	6/30/2024	$ 646,251	$ 461,261
Term Loan, Tranche B4	LIBOR4 + 350, 5.830%	6/30/2024	1,338,518	955,368
Natel Engineering Company, Inc., Term Loan, Tranche B2,3,4	LIBOR12 + 500, 7.402%	4/30/2026	2,000,000	2,002,500
				3,419,129

Software (10.1%)
Apptio, Inc.
Term Loan[2,3,4,5]	LIBOR12 + 725, 9.669%	1/10/2025	2,665,555	2,636,233
Revolver [5,6]	0.500%	1/10/2025	177,515	175,562
Chemical Computing Group
Term Loan, Tranche A2,3,4,5	LIBOR12 + 550, 7.902%	8/30/2023	2,357,288	2,310,199
Revolver [5,6]	0.500%	8/30/2023	135,379	132,675
Exela Intermediate LLC
Term Loan, Tranche B2,3,4	LIBOR2 + 650, 8.849%	7/12/2023	2,942,179	2,534,569
Term Loan, Tranche B2,3,4	LIBOR4 + 650, 8.919%	7/12/2023	19,356	16,675
iCIMS, Inc.
Term Loan, Tranche B4,5	LIBOR12 + 650, 8.900%	9/12/2024	3,003,755	2,929,394
Term Loan, Tranche B4,5	LIBOR12 + 650, 8.910%	6/14/2025	75,928	74,048
Revolver [5,6]	0.500%	9/12/2024	187,735	183,087
Mailgun Technologies, Inc.
Term Loan[2,3,4,5]	LIBOR4 + 600, 8.330%	3/26/2025	1,149,692	1,124,528
Revolver [5,6]	0.500%	3/26/2025	134,191	131,254
				12,248,224

Wireless Telecommunication Services (4.1%)
Sapphire Telecom, Inc.
Term Loan[2,3,4,5]	LIBOR4 + 525, 7.770%	11/20/2025	4,319,011	4,238,293
Revolver [5,6]	0.500%	11/20/2023	679,190	666,496
				4,904,789
Total First Lien Debt (Cost $82,126,703)				79,705,097

Second Lien Debt (50.7%)
Aerospace & Defense (6.3%)
Amynta Agency Borrower, Inc.
Term Loan, Tranche B4	LIBOR12 + 850, 10.902%	3/2/2026	1,000,000	986,250
Term Loan[2,3,4]	LIBOR12 + 850, 10.902%	3/2/2026	500,000	493,125
Jazz Acquisition, Inc., Term Loan[2,3,4]	LIBOR4 + 800, 10.330%	6/11/2027	3,100,000	3,076,750
WP CPP Holdings LLC, Term Loan[2,3,4]	LIBOR4 + 775, 10.340%	4/30/2026	3,000,000	2,996,250
				7,552,375
6        OFI CARLYLE PRIVATE CREDIT FUND

Investments	Interest Rate	Maturity Date	Par/ Principal Amount	Fair Value

Air Freight & Logistics (4.1%)
Gruden Acquisition, Inc., Term Loan[4]	LIBOR4 + 850, 10.830%	8/18/2023	$ 5,000,000	$4,975,000

Capital Markerts (2.0%)
Aretec Group, Inc., Term Loan[2,3,4]	LIBOR12 + 825, 10.652%	10/1/2026	2,500,000	2,459,375

Chemicals (1.3%)
Vantage Specialty Chemicals, Inc., Term Loan[2,3,4]	LIBOR4 + 825, 10.580%	10/27/2025	1,662,357	1,587,550

Containers & Packaging (7.1%)
Tank Holding Corporation, Term Loan[2,3,4]	LIBOR12 + 825, 11.037%	3/26/2027	8,825,806	8,522,560

Energy Equipment & Services (0.8%)
Comet Acquisition, Inc., Term Loan[2,3,4,5]	LIBOR4 + 750, 10.022%	10/26/2026	1,000,000	992,846

Food Products (2.7%)
Ultimate Baked Goods Midco LLC, Term Loan[2,3,4,5]	LIBOR12 + 800, 10.402%	8/9/2026	3,333,333	3,262,843

Hotels, Restaurants & Leisure (7.8%)
Aimbridge Acquisition Co., Inc., Term Loan[2,3,4,5]	LIBOR12 + 750, 9.940%	2/1/2027	1,546,000	1,529,714
Queensgate Gem UK Midco Limited
Term Loan, Mezzanine[2,3,4,5]	GBP LIBOR4 + 975, 10.591%	3/15/2022	GBP 4,500,000	5,729,059
Term Loan[2,3,5,7]	13.750%	3/15/2022	GBP 1,710,000	2,193,330
				9,452,103

Insurance (2.5%)
Asurion LLC, Term Loan, Tranche B2[2,3,4]	LIBOR12 + 650, 8.902%	8/4/2025	3,000,000	3,048,450

IT Services (4.1%)
Moneygram International, Inc., Term Loan[2,3,7,8]	13.000%	6/11/2026	5,000,000	4,950,000

Real Estate Management & Development (4.3%)
ARCO BPS Holdings, Ltd., Term Loan, Mezzanine[2,3,4,5]	EURIBOR4 + 1,150, 11.500%	2/26/2024	EUR 4,561,404	5,186,773

Road & Rail (2.0%)
Fastlane Parent Company, Inc., Term Loan[4,5]	LIBOR4 + 875, 11.080%	12/19/2026	2,500,000	2,425,000

Software (5.7%)
Brave Parent Holdings, Inc., Term Loan[4,5]	LIBOR4 + 750, 10.083%	4/17/2026	3,812,317	3,806,846
Dynatrace LLC, Term Loan[2,3,4]	LIBOR12 + 700, 9.402%	8/21/2026	1,823,529	1,839,485
Quickbase, Inc., Term Loan[4,5]	LIBOR12 + 800, 10.440%	4/2/2027	1,200,000	1,178,477
				6,824,808
Total Second Lien Debt (Cost $61,508,665)				61,239,683
7        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF INVESTMENTS  June 30, 2019 Unaudited  Continued
Investments	Interest Rate	Maturity Date	Par/ Principal Amount	Fair Value

Unsecured (9.1%)
Media (9.1%)
Urban One, Inc., Term Loan[5] (Cost $10,825,640)	12.875%	12/31/2022	$11,023,047	$ 11,023,047
Total Corporate Loans (Cost $154,461,008)				151,967,827

Collateralized Loan Obligations (15.2%)[1]
Barings CLO Ltd., Series 2017-1A, Class F4,5,9	LIBOR4 + 745, 10.051%	7/18/2029	2,500,000	2,242,035
Benefit Street Partners CLO Ltd., Series 2015-VIA, Class DR2,3,4,5,9	LIBOR4 + 652, 9.12%	10/18/2029	2,250,000	2,210,864
CIFC Funding Ltd., Series 2013-4A, Class ERR[2,3,4,5,9]	LIBOR4 + 545, 8.032%	4/27/2031	2,000,000	1,814,366
CIFC Funding Ltd., Series 2014-2RA, Class B2[2,3,4,5,9]	LIBOR4 + 569, 8.271%	4/24/2030	3,500,000	3,277,690
Dryden Senior Loan Fund, Series 2015-41A, Class ER2,3,4,5,9	LIBOR4 + 530, 7.897%	4/15/2031	1,265,000	1,164,988
Long Point Park CLO Ltd., Series 2017-1A, Class D2[2,3,4,5,9]	LIBOR4 + 560, 8.188%	1/17/2030	3,000,000	2,820,321
Symphony CLO Ltd., Series 2015-16A, Class ER2,3,4,5,9	LIBOR4 + 610, 8.697%	10/15/2031	2,000,000	1,937,206
Voya CLO Ltd., Series 2013-1A, Class DR2,3,4,5,9	LIBOR4 + 648, 9.076%	10/15/2030	2,000,000	1,995,202
West CLO Ltd., Series 2014-2A, Class E2,3,4,5,9	LIBOR4 + 604, 8.641%	1/16/2027	1,000,000	939,720
Total Collateralized Loan Obligations (Cost $19,103,510)				18,402,392

	Units/Shares	Fair Value

Common Stock (0.3%)[1]
Health Care Equipment & Supplies (0.1%)
ANLG Holdings LLC [5,10]	64,683	92,256

Professional Services (0.0%)
Avenu Holdings LLC [5,10]	21,552	23,188

Containers & Packaging (0.2%)
Tank Holding Corporation [5,10]	200,000	204,014

Software (0.0%)
Mailgun Technologies, Inc. [5,10]	21,186	21,167
Total Common Stock (Cost $307,421)		340,625
Total Investments, at Value (Cost $173,871,939)	141.3%	170,710,844
Net Other Assets (Liabilities)	(41.3)%	(49,872,242)
Net Assets	100.0%	$120,838,602

Footnotes to Consolidated Statement of Investments
1. All of the Fund's Senior Loans and Collateralized Loan Obligations, Common Stocks, Corporate Bonds issued as 144A, Private Asset Backed Debt, Real Estate Debt and Warrants, if applicable, which as of June 30, 2019 represented 141.3% of the Fund's net assets or 97.8% of the Fund's total assets, are subject to legal restrictions on sales.
8        OFI CARLYLE PRIVATE CREDIT FUND

Footnotes to Consolidated Statement of Investments (Continued)
2. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 9 of the accompanying Consolidated Notes.
3. All or a portion of this security is owned by the Subsidiary. See Note 2 of the accompanying Consolidated Notes.
4. Represents the interest rate for a variable or increasing rate security, determined as [Reference Rate + Basis-point spread]. Stated interest rate represents the "all-in" rate as of June 30, 2019.
5. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.
6. Security is an unfunded loan commitment. See Note 9 of the accompanying Consolidated Notes.
7. All or a portion of the interest or dividend is paid-in-kind, when applicable.
8. All or a portion of the security position will settle, after period end, in the ordinary course on a settlement date beyond the period expected by loan market participants and is subject to delayed compensation. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.
9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities amount to $18,402,392 or 15.23% of the Fund's net assets at period end.
10. Non-income producing security.

Currency abbreviations indicate amounts reporting in currencies
EUR	Euro
GBP	British Pound

Definitions
EURIBOR4	Euro London Interbank Offered Rate-Quarterly
GBP LIBOR4	British Pound Sterling London Interbank Offered Rate-Quarterly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR2	London Interbank Offered Rate-Semianually
LIBOR4	London Interbank Offered Rate-Quarterly
PRIME4	United States Prime Rate-Quarterly
SPV	Special Purpose Vehicle
See accompanying Notes to Consolidated Financial Statements.
9        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES  June 30, 2019 Unaudited

Assets
Investments, at value (cost $173,871,939)—see accompanying consolidated statement of investments	$ 170,710,844
Cash	6,480,393
Cash denominated in foreign currencies (cost of $37,315)	37,380
Receivables and other assets:
Interest	2,046,422
Investments sold (including paydowns)	2,027,882
Adviser reimbursement	178,463
Other	15,447
Total assets	181,496,831

Liabilities
Payables and other liabilities:
Payable for borrowings	49,605,513
Investments purchased	7,737,060
Income distribution payable	2,091,304
Incentive fees	584,726
Interest payable on borrowings	209,324
Management fees	148,546
Trustees' compensation and expenses	38,195
Transfer agent fees	18,204
Distribution and shareholder service plan fees	1,640
Shareholder communications	361
Other	223,356
Total liabilities	60,658,229
Net Assets	$ 120,838,602

Composition of Net Assets
Par value of shares of beneficial interest	12,497
Additional paid-in capital	123,855,465
Accumulated deficit	(3,029,360)
Net Assets	$ 120,838,602

10        OFI CARLYLE PRIVATE CREDIT FUND

Net Asset Value per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $347,208 and 35,978 shares of beneficial interest outstanding)	$ 9.65
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$10.00
Class I Shares:
Net asset value and redemption price per share (based on net assets of $114,031,723 and 11,792,433 shares of beneficial interest outstanding)	$ 9.67
Class L Shares:
Net asset value and redemption price per share (based on net assets of $642,498 and 66,564 shares of beneficial interest outstanding)	$ 9.65
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$10.00
Class N Shares:
Net asset value and redemption price per share (based on net assets of $9,932 and 1,029 shares of beneficial interest outstanding)	$ 9.65
Class Y Shares:
Net asset value and redemption price per share (based on net assets of $5,807,241 and 602,632 shares of beneficial interest outstanding)	$ 9.64
See accompanying Notes to Consolidated Financial Statements.
11        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF OPERATIONS  For the Six Months Ended June 30, 2019 Unaudited

Investment Income
Interest	$ 7,540,732

Expenses
Management fees	841,416
Incentive fees	1,132,189
Distribution and service plan fees:
Class A	652
Class L	502
Class Y	2,829
Transfer and shareholder servicing agent fees:
Class A	50
Class I	46,718
Class L	54
Class N1	1
Class Y	599
Shareholder communications:
Class A	49
Class I	33,755
Class L	68
Class N1	1
Class Y	740
Interest expense and fees on borrowings	783,333
Legal, auditing and other professional fees	699,456
Custodian fees and expenses	119,021
Trustees' compensation and expenses	70,104
Deal expenses	112,390
Other expenses	118,109
Total expenses	3,962,036
Less waivers and reimbursements of expenses	(808,262)
Net expenses	3,153,774
Net Investment Income	4,386,958
12        OFI CARLYLE PRIVATE CREDIT FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(36,558)
Foreign currency transactions	97,326
Net realized gain	60,768
Net change in unrealized appreciation/depreciation on:
Investment transactions in:
Unaffiliated companies	625,316
Foreign currency gain on line of credit	253,291
Foreign currency transactions	65
Net change in unrealized appreciation/depreciation	878,672
Net Increase in Net Assets Resulting from Operations	$ 5,326,398

1. For the period from April 18, 2019 (inception of offering) to June 30, 2019.
See accompanying Notes to Consolidated Financial Statements.
13        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018[1]

Operations
Net investment income	$ 4,386,958	$ 2,377,864
Net realized gain (loss)	60,768	(60,778)
Net change in unrealized appreciation/depreciation	878,672	(3,786,411)
Net increase (decrease) in net assets resulting from operations	5,326,398	(1,469,325)

Dividends and/or Distributions to Shareholders
Class A	(8,321)	(241) [1]
Class I	(4,376,363)	(2,469,848) [2]
Class L	(13,114)	(253) [2]
Class N	(202) [3]	0
Class Y	(123,332)	(3,077) [2]
Total Dividends and/or Distributions to Shareholders	(4,521,332)	(2,473,419)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest:
Class A	341,375	(113,868) [1]
Class I	27,349,294	89,784,897 [2]
Class L	639,585	10,000 [2]
Class N	10,000 [3]	0
Class Y	5,744,997	110,000 [2]
Net increase in Beneficial Interest Transactions	34,085,251	89,791,029

Net Assets
Total increase	34,890,317	85,848,285
Beginning of period	85,948,285	100,000 [4]
End of period	$ 120,838,602	$ 85,948,285

1. For the period from June 4, 2018 (commencement of operations) to December 31, 2018.
2. For the period from September 4, 2018 (inception of offering) to December 31, 2018.
3. For the period from April 18, 2019 (inception of offering) to June 30, 2019.
4. Reflects the value of OppenheimerFunds, Inc.'s seed capital invested on May 7, 2018.
See accompanying Notes to Consolidated Financial Statements.
14        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED STATEMENT OF CASH FLOWS  For the Six Months Ended June 30, 2019 Unaudited

Cash Flows from Operating Activities
Net increase in net assets from operations	$ 5,326,398
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(61,146,946)
Proceeds from disposition of investment securities	13,323,031
Premium amortization	9,536
Discount accretion	(173,142)
Net realized gain	(60,768)
Net change in unrealized appreciation/depreciation	(878,672)
Change in assets:
Decrease in other assets	56,711
Increase in interest receivable	(1,186,788)
Decrease in receivable for investments sold	775,201
Decrease in adviser reimbursement	421,043
Decrease in deferred offering costs	163,634
Change in liabilities:
Increase in other liabilities	274,377
Decrease in payable for investments purchased	(66,062)
Net cash used in operating activities	(43,162,447)

Cash Flows from Financing Activities
Proceeds from borrowings	61,389,898
Payments on borrowings	(42,118,418)
Proceeds from shares sold	33,342,499
Cash distributions paid	(4,160,695)
Net cash provided by financing activities	48,453,284
Effect of exchange rate changes on cash	97,391
Net increase in cash	5,388,228
Cash, beginning balance	1,129,545
Cash and foreign currency ending balance	$ 6,517,773
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $742,752
Cash paid for interest on borrowings—$695,767
See accompanying Notes to Consolidated Financial Statements.
15        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018[1]

Per Share Operating Data
Net asset value, beginning of period	$9.59	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.33	0.20
Net realized and unrealized gain (loss)	0.08	(0.37)
Total from investment operations	0.41	(0.17)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.35)	(0.24)
Total Dividends and/or distributions to shareholders:	(0.35)	(0.24)
Net asset value, end of period	$9.65	$9.59

Total Return, at Net Asset Value[3]	4.29%	(1.69)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$347	$10
Average net assets (in thousands)	$166	$22,478
Ratios to average net assets:[4]
Net investment income	6.65%	3.60%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	24.14%	5.69%
Interest and fees from borrowings	1.53%	0.41%
Distribution and shareholder service fees	0.79%	0.84%
Deal and incentive fees	2.28%	0.00% [5]
Total expenses	28.74%	6.94%
Expenses after waivers and reimbursements of expenses	6.60% [6]	3.50%
Portfolio turnover rate	9%	6%

1.For the period from June 4, 2018 (commencement of operations) to December 31, 2018.
2.Per share amounts calculated based on the average shares outstanding during the period.
3.Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Sales charges are not reflected in the total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.Annualized for periods less than one full year.
5.Less than 0.005%.
6.Expenses after waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal and incentive fees, was 2.00% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.
16        OFI CARLYLE PRIVATE CREDIT FUND

Class I	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018[1]

Per Share Operating Data
Net asset value, beginning of period	$9.58	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.38	0.22
Net realized and unrealized gain (loss)	0.09	(0.36)
Total from investment operations	0.47	(0.14)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.38)	(0.28)
Total Dividends and/or distributions to shareholders:	(0.38)	(0.28)
Net asset value, end of period	$9.67	$9.58

Total Return, at Net Asset Value[3]	4.90%	(1.54)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,032	$85,825
Average net assets (in thousands)	$110,180	$84,627
Ratios to average net assets:[4]
Net investment income	7.84%	6.76%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	3.39%	5.16%
Interest and fees from borrowings	1.39%	0.51%
Deal and incentive fees	2.22%	1.25%
Total expenses	7.00%	6.92%
Expenses after waivers and reimbursements of expenses	5.61% [5]	3.83%
Portfolio turnover rate	9%	6%

1.For the period from September 4, 2018 (inception of offering) to December 31, 2018.
2.Per share amounts calculated based on the average shares outstanding during the period.
3.Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Sales charges are not reflected in the total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.Annualized for periods less than one full year.
5.Expenses after waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal and incentive fees, was 2.00% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.
17        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS    Continued

Class L	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018[1]

Per Share Operating Data
Net asset value, beginning of period	$9.59	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.34	0.21
Net realized and unrealized gain (loss)	0.08	(0.37)
Total from investment operations	0.42	(0.16)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.36)	(0.25)
Total Dividends and/or distributions to shareholders:	(0.36)	(0.25)
Net asset value, end of period	$9.65	$9.59

Total Return, at Net Asset Value[3]	4.45%	(1.67)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$642	$10
Average net assets (in thousands)	$232	$10
Ratios to average net assets:[4]
Net investment income	6.70%	6.41%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	8.09%	119.98%
Interest and fees from borrowings	1.61%	0.51%
Distribution and shareholder service fees	0.44%	0.48%
Deal and incentive fees	2.35%	1.18%
Total expenses	12.49%	122.15%
Expenses after waivers and reimbursements of expenses	6.40% [5]	4.20%
Portfolio turnover rate	9%	6%

1.For the period from September 4, 2018 (inception of offering) to December 31, 2018.
2.Per share amounts calculated based on the average shares outstanding during the period.
3.Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Sales charges are not reflected in the total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.Annualized for periods less than one full year.
5.Expenses after waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal and incentive fees, was 2.00% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.
18        OFI CARLYLE PRIVATE CREDIT FUND

Class N	Period Ended June 30, 2019[1] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$9.72
Income (loss) from investment operations:
Net investment income[2]	0.15
Net realized and unrealized loss	(0.02)
Total from investment operations	0.13
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.20)
Total Dividends and/or distributions to shareholders:	(0.20)
Net asset value, end of period	$9.65

Total Return, at Net Asset Value[3]	1.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Average net assets (in thousands)	$10
Ratios to average net assets:[4]
Net investment income	7.23%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	131.78%
Interest and fees from borrowings	1.56%
Deal and incentive fees	2.28%
Total expenses	135.62%
Expenses after waivers and reimbursements of expenses	5.84% [5]
Portfolio turnover rate	9%

1.For the period from April 18, 2019 (inception of offering) to June 30, 2019.
2.Per share amounts calculated based on the average shares outstanding during the period.
3.Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Sales charges are not reflected in the total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.Annualized for periods less than one full year.
5.Expenses after waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal and incentive fees, was 2.00% of net assets on an annualized basis.
19        OFI CARLYLE PRIVATE CREDIT FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS    Continued

Class Y	Six Months Ended June 30, 2019 (Unaudited)	Period Ended December 31, 2018[1]

Per Share Operating Data
Net asset value, beginning of period	$9.57	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.35	0.22
Net realized and unrealized gain (loss)	0.09	(0.37)
Total from investment operations	0.44	(0.15)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.37)	(0.28)
Total Dividends and/or distributions to shareholders:	(0.37)	(0.28)
Net asset value, end of period	$9.64	$9.57

Total Return, at Net Asset Value[3]	4.62%	(1.58)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,807	$104
Average net assets (in thousands)	$2,536	$59
Ratios to average net assets:[4]
Net investment income	7.14%	6.42%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	3.77%	25.35%
Interest and fees from borrowings	1.59%	0.68%
Distribution and shareholder service fees	0.22%	0.23%
Deal and incentive fees	2.26%	2.25%
Total expenses	7.84%	28.51%
Expenses after waivers and reimbursements of expenses	6.07% [5]	5.17%
Portfolio turnover rate	9%	6%

1.For the period from September 4, 2018 (inception of offering) to December 31, 2018.
2.Per share amounts calculated based on the average shares outstanding during the period.
3.Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Sales charges are not reflected in the total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.Annualized for periods less than one full year.
5.Expenses after waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, and deal and incentive fees, was 2.00% of net assets on an annualized basis.
See accompanying Notes to Consolidated Financial Statements.
20        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited

1. Organization
OFI Carlyle Private Credit Fund (the “Fund”) was organized as a statutory trust in the State of Delaware on December 13, 2017. The Fund is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that has elected to operate as an interval fund. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
The Fund’s investment adviser, OC Private Capital, LLC (“OC Private Capital” or the “Adviser”), a joint venture between an affiliate of Invesco Ltd. ("Invesco") and Carlyle Investment Management L.L.C. (“Carlyle”), has entered into an investment advisory agreement with the Fund. The Adviser has, in turn, entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or “Sub-Adviser”)(a wholly owned subsidiary of Carlyle), whereby OC Private Capital oversees the allocation of the Fund’s assets to its underlying credit strategies, and the Sub-Adviser sources and makes investment decisions within each strategy. Invesco Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Invesco, acts as the Fund’s principal underwriter in connection with the offering and sale of the Fund's shares.
The Fund offers Class A, Class I, Class L, and Class Y shares. Effective April 18, 2019, the Fund offers Class N shares. The Fund's Shares are offered on a monthly basis. Shares are sold at their offering price equal to the Fund's then-current net asset value plus any applicable sales charge. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees.
The Fund seeks to produce current income by opportunistically allocating its assets across a wide range of credit strategies.
The Fund’s shares are offered for sale monthly through its Distributor at the then-current net asset value ("NAV") plus any applicable sales load. The price of the shares during the Fund’s continuous offering will fluctuate over time with the NAV of the shares. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services- Investment Companies.
The following is a summary of significant accounting policies followed in the Fund's preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.
21        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited   Continued

2. Significant Accounting Policies (Continued)
Basis for Consolidation. The Fund has established a limited liability company, OCPC Credit Facility SPV LLC, which is wholly owned and controlled by the Fund (the "Subsidiary"). The Fund and Subsidiary are both managed by the Adviser. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Subsidiary is a disregarded entity for tax purposes.
The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.
During the period and at period end, the Fund owned 100% of the Subsidiary.
Other financial information of the Subsidiary during the period and at period end include:
Total market value of investments	$129,592,113
Net assets	$ 83,925,698
Net income (loss)	$ 4,567,201
Net realized gain (loss)	$ 44,300
Net change in unrealized appreciation/depreciation	$948,122
Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.
Although the net assets and the values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Consolidated Statement of Operations.
For securities, which are subject to foreign withholding tax upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
22        OFI CARLYLE PRIVATE CREDIT FUND

2. Significant Accounting Policies (Continued)
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid quarterly or at other times as determined necessary by the Advisor.
Investment Income. Interest income is recognized on an accrual basis from the date of settlement. Discount and premium, which are included in interest income on the Consolidated Statement of Operations, are amortized or accreted daily using the effective interest method.
Custodian Fees. “Custodian fees and expenses” in the Consolidated Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate set on a periodic basis by the custodian for each currency at its sole discretion, taking into account market conditions and other relevant commercial considerations. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially to shareholders all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended December 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s consolidated financial statements.
23        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited   Continued

2. Significant Accounting Policies (Continued)
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the partnerships and non-deductible expenses adjustments.
Federal tax cost of securities	$ 173,871,939
Gross unrealized appreciation	$ 776,218
Gross unrealized depreciation	(3,937,313)
Net unrealized depreciation	$ (3,161,095)
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncements. In August 2018, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”), ASU 2018-13 which changes the fair value measurement disclosure requirements of Accounting Standards Codification ("ASC") 820. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected to early adopt the amendments that allow for removal of certain disclosure requirements and plans to adopt the amendments that require additional fair value measurement disclosures upon the effective date. Management is currently evaluating the impact of these changes on the consolidated financial statements.

3. Securities Valuation
As an interval fund, the Fund is required to calculate a NAV on at least a weekly basis and at each month-end date (each NAV calculation date herein referred to as the "Valuation Date"). The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each Valuation Date, except in the case of a scheduled early closing of the New York Stock Exchange (the "Exchange"), in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
24        OFI CARLYLE PRIVATE CREDIT FUND

3. Securities Valuation (Continued)
The Fund’s Board of Trustees (the "Board") has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Adviser. The Adviser has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary. The Sub-Adviser shall provide assistance to the Adviser and the Board with respect to the valuation of the Fund’s assets; the Adviser and the Board are responsible for the accuracy, reliability and completeness of any market or fair market valuation determinations made with respect to the Fund’s assets.
Valuation Methods and Inputs
The Adviser values securities traded in active markets on the valuation date by multiplying the closing price of such traded securities by the quantity of shares or amount of the instrument held.
The Adviser values liquid securities that are not traded in an active market using a mid-price determined by an approved independent pricing vendor. Standard inputs considered by independent pricing vendors for structured finance obligations include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors. Standard inputs generally considered by independent pricing vendors for loans include information obtained from market participants regarding broker-dealer price quotations.
The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment philosophy and target portfolio. The Board has engaged independent valuation firms to assist in fair valuing the Fund’s illiquid investments on at least a monthly basis. Any retained independent valuation firm will have expertise in complex valuations associated with alternative investments and utilize a variety of techniques to calculate a security’s valuation. The valuation approach may vary by security but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered.
Securities for which valuations are not readily available from an approved independent pricing vendor or valuation firm, or where valuations are determined to be inaccurate as a result of a significant event that has occurred, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) by a Valuation Committee determination using all available information at its disposal. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Adviser, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the
25        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited   Continued

3. Securities Valuation (Continued)
security. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Adviser's Valuation Committee will consider an "override" of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination. The Valuation Committee is made up of individuals affiliated with Invesco.
To assess the continuing appropriateness of security valuations, the Adviser regularly compares prices from the prior valuation date and sale prices to the current day prices and validates those prices exceeding certain tolerance levels with the independent valuation vendor or firm. For those securities valued by a fair valuation, the Valuation Committee reviews and affirms the reasonableness of the valuations on a regular basis after considering all relevant information that is reasonably available.
Classifications
ASC 820 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Fair value is a market-based measurement, not an entity-specific measurement. For some assets and liabilities, observable market transactions or market information might be available. For other assets and liabilities, observable market transactions and market information might not be available. However, the objective of a fair value measurement in both cases is the same—to estimate the price at which an orderly transaction to sell the asset or transfer the liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).
ASC 820 establishes a hierarchal disclosure framework which ranks the observability of inputs used in measuring financial instruments at fair value. The observability of inputs is impacted by a number of factors, including the type of financial instrument, the characteristic specific to the financial instrument and the state of the marketplace, including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices, or for which fair value can be measured from quoted prices in active markets, will generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
The three-level hierarchy for fair value measurement is defined as follows:
1) Level 1-inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. The types of financial instruments included in Level 1 generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where we hold a large position and a sale could reasonably impact the quoted price.
2) Level 2-inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. The type of financial instruments in this category generally includes less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, securities with recent observable market transactions, and certain over-the-counter derivatives where the fair value is based on observable inputs.
26        OFI CARLYLE PRIVATE CREDIT FUND

3. Securities Valuation (Continued)
3) Level 3-inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments that are included in this category generally include investments in privately held entities, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.
The table below categorizes amounts that are included in the Fund's Consolidated Statement of Investments at period end based on valuation input level:
	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table Investments, at Value:
Corporate Loans	$ —	$ 59,632,727	$ 92,335,100	$ 151,967,827
Collateralized Loan Obligations	—	—	18,402,392	18,402,392
Common Stock	—	—	340,625	340,625
Total Assets	$—	$59,632,727	$111,078,117	$170,710,844
27        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited   Continued

3. Securities Valuation (Continued)
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:
	Value as of December 31, 2018	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount
Assets Table Investments, at Value:
Corporate Loans	$38,163,755	$18,489	$358,753	$134,741
Collateralized Loan Obligations	—	—	—	—
Common Stock	86,157	—	33,282	—
Total Assets	$38,249,912	$18,489	$392,035	$134,741

	Purchases	Sales/Paydowns	Transfers into Level 3(a)	Transfers out of Level 3	Value as of June 30, 2019
Assets Table Investments, at Value:
Corporate Loans	$40,004,911	$(1,049,262)	$14,703,713	$—	$ 92,335,100
Collateralized Loan Obligations	7,346,024	—	11,056,368	—	18,402,392
Common Stock	221,186	—	—	—	340,625
Total Assets	$47,572,121	$(1,049,262)	$25,760,081	$—	$111,078,117

(a)	Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity and/or transparency for these securities.
28        OFI CARLYLE PRIVATE CREDIT FUND

3. Securities Valuation (Continued)
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Value as of June 30, 2019	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
Assets Table Investments, at Value:
Corporate Loans	$ 76,710,838	Discounted Cashflow	Discount Rate	7.2%-15.97%
Corporate Loans	$ 3,283,819	Weighted Average of / Discounted Cashflow / Relative Value / Broker Quote	Discount Rate Broker Quote	10.6%-11.7% 93
Corporate Loans	$ 12,340,443	Weighted Average of / Discounted Cashflow / Relative Value	Discount Rate	5.6% - 11.9%
Corporate Loans Total	$ 92,335,100
Common Stock	$ 340,625	Market Approach	Enterprise Value Multiple	8.0x - 16.8x
Collateralized Loan Obligations	$ 18,402,392	Third Party Pricing Service	Discount Margin	N/A
Total	$111,078,117
The significant unobservable inputs used by a third-party pricing service in the fair value measurement of the Fund's investments in collateralized loan obligations are discount margins. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Significant increases in discount margins would result in a significantly lower fair value measurement.
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in common stock are enterprise value multiples. Significant decreases in enterprise value multiples would result in a significantly lower fair value measurement.
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in corporate loans are discount rates and broker quotes. Significant increases in discount rates would result in a significantly lower fair value measurement. Significant increases in a broker quote would cause significant increases in the fair value measurement.

4. Investments and Risks
Loans. The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Advisers can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral
29        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited   Continued

4. Investments and Risks (Continued)
will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
Collateralized Loan Obligations (CLOs). The Fund invests in CLOs, which are commonly issued in multiple tranches often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. CLOs present risks similar to those of other types of debt obligations and such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility.
Securities on a When-Issued or Forward Commitment Basis. The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment" basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss.
Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
30        OFI CARLYLE PRIVATE CREDIT FUND

4. Investments and Risks (Continued)
Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing. The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in U.S. dollar denominated securities, but it reserves the right to purchase securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Shareholder Concentration. Related parties owned approximately 89% of the Fund's total outstanding shares at period end. Related parties may include, but are not limited to, the Adviser and its affiliates, affiliated broker dealers, fund of funds, and directors or employees.

5. Market Risk Factors
The Fund’s investments in securities may expose the Fund to various market risk factors:
Credit Risk. Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued
31        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited   Continued

5. Market Risk Factors (Continued)
fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Prepayment Risk. Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. The Fund's shares are offered on a monthly basis. As the Fund is an interval fund, it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares of beneficial interest ("Shares") at NAV. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able
32        OFI CARLYLE PRIVATE CREDIT FUND

6. Shares of Beneficial Interest (Continued)
to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. Transactions in shares of beneficial interest were as follows:
	Six Months Ended June 30, 2019		Period Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold	34,680	$ 338,495	6,008,013 [1,2]	$ 60,090,029[1,2]
Dividends and/or distributions reinvested	299	2,880	-	-
Repurchased	-	-	(6,017,014)	(60,203,897)
Net increase (decrease)	34,979	$ 341,375	(9,001)	$ (113,868)
Class I
Sold	2,756,839	$26,650,000	8,963,179 [3]	$ 89,784,897[3]
Dividends and/or distributions reinvested	72,415	699,294	-	-
Net increase	2,829,254	$27,349,294	8,963,179	$ 89,784,897
Class L
Sold	65,155	$ 635,629	999 [3]	$ 10,000[3]
Dividends and/or distributions reinvested	410	3,956	-	-
Net increase	65,565	$ 639,585	999	$ 10,000
Class N4
Sold	1,029	$ 10,000	-	$ -
Net increase	1,029	$ 10,000	-	$ -
Class Y
Sold	587,913	$ 5,708,375	10,920 [3]	$ 110,000[3]
Dividends and/or distributions reinvested	3,799	36,622	-	-
Net increase	591,712	$ 5,744,997	10,920	$ 110,000

1. For the period from June 4, 2018 (commencement of operations) to December 31, 2018.
2. The Fund sold 10,000 Class A shares at a value of $100,000 to OppenheimerFunds, Inc. upon seeding of the Fund on May 7, 2018. These amounts are not reflected in the table above.
3. For the period from September 4, 2018 (inception of offering) to December 31, 2018.
4. For the period from April 18, 2019 (inception of offering) to June 30, 2019.

7. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations for the reporting period were as follows:
	Purchases	Sales
Investment securities	$61,146,946	$13,323,031
33        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited   Continued

8. Fees and Other Transactions with Affiliates
Management & Incentive Fees. Under the investment advisory agreement, the Fund pays the Adviser a management fee calculated and payable monthly in arrears at an annual rate of 1.50% of the Fund's consolidated month-end net asset value.
Additionally, under the investment advisory agreement, the Fund will pay the Adviser an incentive fee. The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter. There is no incentive fee charged on realized or unrealized capital gains. The calculation of the incentive fee for each quarter is as follows:
No incentive fee is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s Net Assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 1.50%; 100% of the Fund’s pre-incentive fee net investment income is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s Net Assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.875% (7.50% annualized). This portion of the Fund’s pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 1.875% is referred to as the “catch-up”.
The “catch-up” provision is intended to provide the Adviser with an incentive fee of 20% on all of the Fund’s pre-incentive fee net investment income when the Fund’s quarterly pre-incentive fee net investment income reaches 1.875% of Net Assets. Lastly, 20% of the Fund’s pre-incentive fee net investment income is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s Net Assets in respect of the relevant calendar quarter, exceeds 1.875% (7.50% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 20% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser.
Incentive fees of $1,132,189 were earned by the Adviser for the period ended June 30, 2019.
34        OFI CARLYLE PRIVATE CREDIT FUND

8. Fees and Other Transactions with Affiliates (Continued)
Sub-Adviser Fees. The Adviser has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser an annual fee in monthly installments equal to 40% of the investment management fee collected by the Adviser from the Fund. The fee paid to the Sub-Adviser is paid by the Adviser, not by the Fund.
Transfer Agent Fees. Invesco Investment Services, Inc. (the “Transfer Agent”) serves as the transfer agent for the Fund. The Fund pays the Transfer Agent a fee based on various factors, including number of accounts and filings. Fees incurred with respect to these services are detailed in the Consolidated Statement of Operations. Prior to May 25, 2019, OFI Global Asset Management, Inc. served as the Transfer Agent.
Sub-Transfer Agent Fees. The Transfer Agent has retained DST Systems, Inc. (the "Sub-Transfer Agent") to serve as the Fund's distribution paying agent, sub-transfer agent and registrar. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to the transfer agent fee collected by the Transfer Agent from the Fund. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not the Fund.
Offering and Organizational Costs. The Adviser paid on behalf of the Fund all initial offering and organizational invoices associated with the registration and seeding of the Fund received prior to the commencement of operations of the Fund, in accordance with the Expense Limitation Agreement discussed below. Organizational costs are expensed as incurred and initial offering costs are amortized over a twelve month period beginning on the date that the Fund commenced operations.
Distribution and Shareholder Service Plan Fees. Invesco Distributors, Inc. (the "Distributor") serves as the Fund's principal underwriter and acts as the Distributor of the Fund's shares on a best efforts basis. The Fund intends to offer its shares, on a continual basis, through the Distributor. The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for the outstanding shares to compensate the Distributor for distributing the shares, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual distribution and shareholder service plan fee of up to 0.85% of its average monthly net assets. Fees incurred by the Fund under the Plan are detailed in the Consolidated Statement of Operations. Prior to May 25, 2019, OppenheimerFunds Distributor, Inc. served as the Distributor.
Waivers and Reimbursements of Expenses. The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually for a one-year period to waive its management fee and/or reimburse the Fund’s initial organizational and offering costs, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowing and line(s) of credit, taxes, brokerage costs, the Fund’s
35        OFI CARLYLE PRIVATE CREDIT FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  June 30, 2019 Unaudited   Continued

8. Fees and Other Transactions with Affiliates (Continued)
proportionate share of expenses related to co-investments, litigation and other unusual and infrequent expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 2.00% of the Fund’s month-end net asset value (the “Expense Limitation”). In consideration of the Adviser’s agreement to waive its management fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived management fees and Fund expenses reimbursed subject to the limitation that reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser, and (ii) the Adviser reimbursement does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any Adviser reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Limitation or another expense limitation in place at that time. As of June 30, 2019, the estimated amount subject to reimbursement to the Adviser under the agreement was $2,583,356, of which $808,262 relates to waivers and reimbursements incurred during the current period.
The following amounts are eligible for recovery at June 30, 2019: $910,188 for Class A, $1,632,760 for Class I, $10,911 for Class L, $2,639 for Class N and for Class Y $26,858.

9. Borrowings and Other Financing
Borrowings. The Fund can borrow money from financial institutions in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet repurchase obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its NAV than if it did not borrow because of the effect of leverage.
The Fund will pay interest and may pay other fees in connection with borrowings. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately on the Consolidated Statement of Operations.
The Fund via the Subsidiary has entered into a Credit Agreement (the “Agreement”) with Societe Generale which enables it to participate in a committed, secured borrowing facility that permits borrowings of up to $150 million, subject to change as the parties may agree from time to time. To secure the loan, the Subsidiary pledges investment securities and/or cash in accordance with the terms of the Agreement. The Fund is the guarantor of the loan. Interest is charged to the Subsidiary, based on its outstanding borrowings, at the applicable LIBOR rate plus a defined spread. Additionally, an ongoing commitment fee is paid based on a defined rate on the unused commitment amount. Total fees and interest related to its
36        OFI CARLYLE PRIVATE CREDIT FUND

9. Borrowings and Other Financing (Continued)
participation in the borrowing facility during the reporting period equal 1.41% of the Fund's average net assets on an annualized basis. The Fund has the right to prepay such loans at any time. The scheduled maturity date of the borrowing facility is June 28, 2021.
At period end, the Fund had borrowings outstanding at an interest rate of 3.685%.
Details of the borrowings for the reporting period are as follows:
Average Outstanding Loan Balance Under the Facility	$36,859,224
Average Interest Rate of Outstanding Loan Balance (including the effect of commitment fees)	4.2269%
Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $2,545,185 at period end. The Fund generally will maintain with its custodian cash and/or liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these commitments have a fair value of $2,497,912 and have been included as First Lien Debt in the Consolidated Statement of Investments.

10. Acquisition
On May 24, 2019 (“Transaction Date”), Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”), sold OppenheimerFunds, Inc. and its subsidiaries (including OFI Global Institutional, Inc.) to Invesco, a leading independent global investment management company. In turn, MassMutual and OFI's employee shareholders received a combination of common and preferred equity consideration and MassMutual became a significant shareholder in Invesco.
Also, effective on or about the Transaction Date, the independent registered public accounting firm that was previously engaged as the principal accountant to audit the Fund's financial statements, Ernst & Young LLP, has resigned as auditor for the Fund. Ernst & Young LLP's decision to resign as auditor for the Fund was based upon independence concerns in light of the Transaction due to its pre-existing relationship with Invesco and not based upon any issues related to the Fund's audit.

11. Subsequent Event
Effective August 9, 2019, Kamal Bhatia has resigned as Trustee and President and Principal Executive Officer of the Fund. Rohit Vohra has been elected President and Principal Executive Officer of the Fund by the Fund's Board of Trustees. Mark Garbin has been elected as interim Chairman of the Fund's Board of Trustees.
37        OFI CARLYLE PRIVATE CREDIT FUND

38

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines whereby it has delegated the responsibility for voting proxies relating to portfolio securities held by the Fund (“portfolio proxies”) to the Fund's Sub-Adviser as part of the Sub-Adviser's general management of the Fund's portfolio, subject to the continuing oversight of the Board. The Sub-Adviser votes portfolio proxies in accordance with its proxy voting policies and procedures, which are reviewed periodically by the Sub-Adviser and the Independent Trustees and, accordingly, are subject to change.
The right to vote a portfolio proxy is an asset of the Fund. The Sub-Adviser acts as a fiduciary of the Fund and must vote portfolio proxies in a manner consistent with the best interest of the Fund and its shareholders. As part of this duty, the Sub-Adviser recognizes that it must vote portfolio proxies in a timely manner free of conflicts of interest and in what it perceives to be the best interest of the Fund and its shareholders. To ensure that the vote is not the product of a conflict of interest, the Sub-Adviser requires that: (1) anyone involved in the decision making process disclose to the Sub-Adviser’s investment committee, any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (2) employees involved in the decision making process or vote administration are prohibited from revealing how the Sub-Adviser intends to vote on a proposal in order to reduce any attempted influence from interested parties.
The Sub-Adviser’s proxy voting decisions will be made by its investment committee. The Sub-Adviser will review on a case-by-case basis each proposal submitted to a stockholder vote to determine its impact on the portfolio securities held by the Fund. Although the Sub-Adviser will generally vote against proposals that may have a negative impact on Fund portfolio securities, it may vote for such a proposal if there exist compelling long-term reasons to do so.
The Fund and Sub-Adviser’s policies and procedures collectively describe how the Fund votes portfolio proxies. A summary description of the Fund and Sub-Adviser’s proxy voting policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
39        OFI CARLYLE PRIVATE CREDIT FUND

40

OFI CARLYLE PRIVATE CREDIT FUND
Adviser	OC Private Capital, LLC
Sub-Adviser	Carlyle Global Credit Investment Management L.L.C.
Distributor	OppenheimerFunds Distributor, Inc. (until May 25, 2019); Invesco Distributors, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc. (until May 25, 2019); Invesco Investment Services, Inc.
Sub-Transfer Agent	DST Systems, Inc.
Legal Counsel	Dechert LLP
The consolidated financial statements included herein have been taken from the records of the Fund without examination of those records by an independent registered public accounting firm.
© 2019 Invesco, Inc. All rights reserved.
41        OFI CARLYLE PRIVATE CREDIT FUND

PRIVACY NOTICE
As an OFI Carlyle Private Credit Fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain non-public personal information about our shareholders from the following sources:
•  The Subscription Agreement and other applications and forms.
•  Your transactions with us, our affiliates or others.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We may use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
Who We Are
This notice describes the privacy policy of the OFI Carlyle Private Credit Fund and OC Private Capital, LLC. This notice was last updated as of May 2018. In the event it is updated or changed, we will post an updated notice on our website at www.ofiglobalcarlyle.com. If you have any questions about this privacy policy write to us at c/o DST Systems, Inc. P.O. Box 219895, Kansas City, MO 64121-9895, or call us at (833) 677-3646.
42        OFI CARLYLE PRIVATE CREDIT FUND

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43        OFI CARLYLE PRIVATE CREDIT FUND

Investors should carefully consider the investment objective, risks, charges and expenses of the Fund before investing. This and other important information about the Fund is in the prospectus, which can be obtained by contacting your financial advisor or visiting www.ofiglobalcarlyle.com. The prospectus should be read carefully before investing.
Visit Us
ofiglobalcarlyle.com
Call Us
833 677 3646
The Fund is distributed by Invesco Distributor, Inc.
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173
© 2019 Invesco Distributor, Inc. All rights reserved.
O-CPC-SAR-1 08272019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semiannual reports.

Item 6. Schedule of Investments.

a) The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable to semiannual reports.

(a)(2) Not applicable to semiannual reports.

(a)(3) Not applicable to semiannual reports.

(a)(4) Not applicable to semiannual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applibable.

Item 10. Submission of Matters to a Vote of Security Holders.

For the period covered by this Form N-CSR filing, there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits

(a)(1)	Not applicable to semiannual reports.

(2)	Exhibits attached hereto.

(3)	Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99. ACCT.

(b)	Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Carlyle Private Credit Fund

/s/ Rohit Vohra
By: Rohit Vohra
Principal Executive Officer
Date: 8/16/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ Rohit Vohra
By: Rohit Vohra
Principal Executive Officer
Date: 8/16/19

/s/ Julie Burley
By: Julie Burley
Principal Financial Officer
Date: 8/16/19